UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-5018

Smith Barney Investment Series

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Smith Barney Fund Management LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: October 31

Date of reporting period: July 31, 2004

ITEM 1.	SCHEDULE OF INVESTMENTS

SMITH BARNEY INVESTMENT SERIES

SB GROWTH AND INCOME FUND

FORM N-Q

JULY 31, 2004

SMITH BARNEY GROWTH AND INCOME FUND

Schedule of Investments (unaudited)	July 31, 2004

SHARES	SECURITY	VALUE
COMMON STOCK — 98.8%
CONSUMER DISCRETIONARY — 9.1%
Hotels, Restaurants & Leisure — 0.8%
331,700	McDonald’s Corp.	$9,121,750
Household Durables — 1.0%
517,800	Newell Rubbermaid Inc.	11,184,480
Leisure Equipment & Products — 1.0%
623,200	Mattel, Inc.	10,918,464
Media — 4.1%
394,300	Comcast Corp., Class A Shares+	10,803,820
133,600	Comcast Corp., Special Class A Shares+	3,580,480
969,402	Liberty Media Corp., Class A Shares+@	8,220,529
58,258	Liberty Media International Inc., Class A Shares+	1,571,253
280,700	The News Corp. Ltd., ADR	8,917,839
390,500	Viacom Inc., Class B Shares	13,116,895
		46,210,816
Multiline Retail — 0.7%
210,100	Costco Wholesale Corp.+@	8,542,666
Specialty Retail — 1.5%
341,900	Best Buy Co., Inc.	16,465,904
	TOTAL CONSUMER DISCRETIONARY	102,444,080
CONSUMER STAPLES — 9.0%
Beverages — 1.9%
439,800	PepsiCo, Inc.	21,990,000
Food Products — 1.9%
307,500	Kellogg Co.	12,810,450
377,800	Sara Lee Corp.	8,296,488
		21,106,938
Household Products — 4.1%
339,400	Kimberly-Clark Corp.	21,745,358
461,700	The Procter & Gamble Co.	24,077,655
		45,823,013
Personal Products — 1.1%
275,100	The Estee Lauder Cos, Inc., Class A Shares	12,076,890
	TOTAL CONSUMER STAPLES	100,996,841
ENERGY — 7.9%
Energy Equipment & Services — 1.9%
426,000	ENSCO International Inc.	12,826,860
321,600	GlobalSantaFe Corp.	8,811,840
		21,638,700
Oil & Gas — 6.0%
112,300	ChevronTexaco Corp.	10,741,495
774,000	Exxon Mobil Corp.	35,836,200

See Notes to Schedule of Investments.

SMITH BARNEY GROWTH AND INCOME FUND

Schedule of Investments (unaudited) (continued)	July 31, 2004

SHARES	SECURITY	VALUE
Oil & Gas — 6.0% (continued)
209,900	Total SA, Sponsored ADR@	$20,433,765
		67,011,460
	TOTAL ENERGY	88,650,160
FINANCIALS — 19.8%
Banks — 8.9%
383,027	Bank of America Corp.	32,561,125
291,900	The Bank of New York Co., Inc.	8,386,287
156,800	Comerica Inc.	9,168,096
177,500	Fifth Third Bancorp@	8,761,400
316,600	U.S. Bancorp	8,959,780
192,000	Wachovia Corp.	8,507,520
404,000	Wells Fargo & Co.	23,193,640
		99,537,848
Diversified Financials — 6.9%
288,300	American Express Co.	14,487,075
102,300	Freddie Mac	6,578,913
168,300	The Goldman Sachs Group, Inc.	14,842,377
630,080	JPMorgan Chase & Co.	23,520,886
329,300	MBNA Corp.	8,130,417
189,800	Merrill Lynch & Co., Inc.	9,436,856
		76,996,524
Insurance — 4.0%
377,300	American International Group, Inc.	26,656,245
108	Berkshire Hathaway Inc., Class A Shares+@	9,423,000
131,500	The Chubb Corp.	9,044,570
		45,123,815
	TOTAL FINANCIALS	221,658,187
HEALTH CARE — 12.9%
Biotechnology — 1.8%
244,204	Amgen Inc.+	13,890,324
111,400	OSI Pharmaceuticals, Inc.+@	6,695,140
		20,585,464
Health Care Equipment & Supplies – 2.2%
198,500	Fisher Scientific International+@	11,552,700
242,000	Guidant Corp.	13,387,440
		24,940,140
Pharmaceuticals — 8.9%
378,900	GlaxoSmithKline PLC, Sponsored ADR	15,515,955
1,082,800	Pfizer Inc.	34,606,288
628,600	Schering-Plough Corp.	12,232,556
172,300	Sepracor Inc.+@	7,920,631
667,200	Teva Pharmaceutical Industries Ltd., Sponsored ADR@	19,749,120
267,100	Wyeth	9,455,340
		99,479,890
	TOTAL HEALTH CARE	145,005,494

See Notes to Schedule of Investments.

SMITH BARNEY GROWTH AND INCOME FUND

Schedule of Investments (unaudited) (continued)	July 31, 2004

SHARES	SECURITY	VALUE
INDUSTRIALS — 15.6%
Aerospace & Defense — 4.4%
539,900	The Boeing Co.	$27,399,925
196,000	Lockheed Martin Corp.	10,386,040
348,000	Raytheon Co.	11,675,400
		49,461,365
Building Products — 1.2%
335,500	American Standard Cos. Inc.+	12,712,095
Commercial Services & Supplies — 2.4%
175,200	Avery Dennison Corp.@	10,611,864
366,300	Paychex, Inc.	11,249,073
186,700	Waste Management, Inc.	5,253,738
		27,114,675
Industrial Conglomerates — 6.9%
1,431,500	General Electric Co.	47,597,375
376,800	Honeywell International Inc.	14,171,448
508,000	Tyco International Ltd.	15,748,000
		77,516,823
Machinery — 0.7%
209,300	Navistar International Corp.+@	7,524,335
	TOTAL INDUSTRIALS	174,329,293
INFORMATION TECHNOLOGY — 16.1%
Communications Equipment — 3.8%
5,240,400	ADC Telecommunications, Inc.+@	12,576,960
756,700	Cisco Systems, Inc.+	15,784,762
4,049,900	Nortel Networks Corp.+	14,822,634
		43,184,356
Computers & Peripherals — 4.4%
488,600	Dell Inc.+	17,330,642
641,300	Hewlett-Packard Co.	12,922,195
223,000	International Business Machines Corp.	19,416,610
		49,669,447
Internet Software & Services — 1.1%
442,500	IAC/InterActiveCorp+@	12,080,250
Semiconductor Equipment & Products — 1.5%
346,100	Intel Corp.	8,437,918
274,500	Xilinx, Inc.	8,078,535
		16,516,453
Software — 5.3%
543,400	BMC Software, Inc.+@	8,520,512
1,538,500	Microsoft Corp.	43,785,710
640,000	Oracle Corp.+	6,726,400
		59,032,622
	TOTAL INFORMATION TECHNOLOGY	180,483,128
MATERIALS — 4.0%
Containers & Packaging — 0.6%
340,400	Smurfit-Stone Container Corp.+	6,334,844

See Notes to Schedule of Investments.

SMITH BARNEY GROWTH AND INCOME FUND

Schedule of Investments (unaudited) (continued)	July 31, 2004

SHARES	SECURITY	VALUE
Metals & Mining — 2.1%
499,900	Alcoa Inc.	$16,011,797
402,800	Barrick Gold Corp.@	7,701,536
		23,713,333
Paper & Forest Products — 1.3%
347,000	International Paper Co.	15,000,810
	TOTAL MATERIALS	45,048,987
TELECOMMUNICATION SERVICES — 1.5%
Wireless Telecommunication Services — 1.5%
957,800	AT&T Wireless Services Inc.+	13,830,632
122,500	Nextel Communications, Inc., Class A Shares+	2,788,100
	TOTAL TELECOMMUNICATION SERVICES	16,618,732
UTILITIES — 2.9%
Electric Utilities — 0.9%
257,200	FirstEnergy Corp.	10,056,520
Gas Utilities — 1.0%
1,443,500	El Paso Corp.@	11,389,215
Multi-Utilities — 1.0%
506,400	NiSource Inc.	10,482,480
	TOTAL UTILITIES	31,928,215
	TOTAL COMMON STOCK (Cost — $ 954,982,769)	1,107,163,117

FACE AMOUNT	SECURITY	VALUE
REPURCHASE AGREEMENT—1.2%
$13,951,000	State Street Bank & Trust Co. dated 7/30/04, 1.250% due 8/2/04; Proceeds at maturity — $13,952,453; (Fully collateralized by U.S. Treasury Bonds, 6.125% due 11/15/27; Market value — $14,232,188) (Cost — $ 13,951,000)	13,951,000
	TOTAL INVESTMENTS — 100.0% (Cost — $ 968,933,769*)	$1,121,114,117
Loaned Securities Collateral
$69,895,889	State Street Navigator Securities Lending Trust Prime Portfolio (Cost — $69,895,889)	$69,895,889
+	Non-income producing security.
@	All or a portion of this security is on loan
*	Aggregate cost for Federal income tax purposes is substantially the same.

Abbreviations used in the Schedules:

ADR    — American Depositary Receipts.

See Notes to Schedule of Investments.

Notes to the Schedule of Investments (unaudited)

1.	Significant Accounting Policies

The SB Growth and Income Fund (“Fund”) is a separate investment fund of the Smith Barney Investment Series (“Trust”). The Trust, a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, (“1940 Act”) as a diversified, open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with generally accepted accounting principles (“GAAP”): (a) security transactions are accounted for on trade date; (b) securities traded on national securities markets are valued at the closing prices on such markets or, if there were no sales during the day, at fair value determined by or under the direction of the Board of Trustees; securities primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, except that when a significant event, subsequent to the time a value was so established, is likely to have significantly changed the value, then the fair value of those securities will be determined by consideration of other factors by or under the direction of the Board of Trustees or its delegates; over-the-counter securities are valued at the mean between the bid and asked prices; U.S. government and agency obligations are valued at the average between bid and asked prices in the securities listed on the NASDAQ National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price on that day, at the last sale price; (c) securities maturing within 60 days are valued at cost plus accreted discount or minus amortized premium, which approximates value; (d) securities for which market quotations are not available will be valued in good faith at fair value by or under the direction of the Board of Trustees.

2.	Repurchase Agreements

When entering into repurchase agreements, it is the Fund’s policy that a custodian takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

3.	Lending of Portfolio Securities

The Fund has an agreement with its custodian whereby the custodian may lend securities owned by the Fund to brokers, dealers and other financial organizations. Fees earned by the Fund on securities lending are recorded in interest income. Loans of securities by the Fund are collateralized by cash, U.S. government securities or high-quality money market instruments that are maintained at all times in an amount at least equal to the current market value of the loaned securities, plus a margin which may vary

Notes to the Schedule of Investments (unaudited)(continued)

depending on the type of securities loaned. The Fund maintains exposure for the risk of any losses in the investment of amounts received as collateral.

At July 31, 2004, the Fund loaned securities having a market value of $68,429,196. The Fund received cash collateral amounting to $69,895,889 which was invested in the State Street Navigator Securities Lending Trust Prime Portfolio.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Smith Barney Investment Series

By	/s/ R. JAY GERKEN
R. Jay Gerken Chief Executive Officer

Date September 27, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken Chief Executive Officer

Date September 27, 2004

By	/s/ FRANCES M. GUGGINO
Frances M. Guggino Chief Financial Officer

Date September 27, 2004